Accumulated Other Comprehensive Income (Loss) - Schedule of Accumulated Other Comprehensive Income (Loss) (Detail) - CAD ($) $ in Millions	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of accumulated other comprehensive income loss [line items]
Beginning balance	$ 1,470	$ 684
Other Comprehensive Income (Loss), Before Tax	(23)	976
Income Tax (Expense) Recovery	(5)	(20)
Reclassification on Divestiture (Note 3)	12
Ending balance	1,454	1,640
Pension and Other Post-Employment Benefits
Disclosure of accumulated other comprehensive income loss [line items]
Beginning balance	99	28
Other Comprehensive Income (Loss), Before Tax	20	78
Income Tax (Expense) Recovery	(5)	(20)
Reclassification on Divestiture (Note 3)	0
Ending balance	114	86
Private Equity Instruments
Disclosure of accumulated other comprehensive income loss [line items]
Beginning balance	29	27
Other Comprehensive Income (Loss), Before Tax	0	2
Income Tax (Expense) Recovery	0	0
Reclassification on Divestiture (Note 3)	0
Ending balance	29	29
Foreign Currency Translation Adjustment
Disclosure of accumulated other comprehensive income loss [line items]
Beginning balance	1,342	629
Other Comprehensive Income (Loss), Before Tax	(43)	896
Income Tax (Expense) Recovery	0	0
Reclassification on Divestiture (Note 3)	12
Ending balance	$ 1,311	$ 1,525